Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Apr. 12, 2018 shares
Related Party Transaction [Line Items]
Common stock, shares issued					342,548,237
Cost of revenue to related party			¥ 789,116	$ 114,772	¥ 141,642	¥ 23,662
Selling, general and administrative expenses to related party			11,666	1,697	148,918	118,229
Capital contribution from parent company			170,548	24,805	0	0
Proceeds from excess of fees over book value of favorable contract amount | ¥			104,200
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Cost of revenue to related party			¥ 32,642	$ 4,748	0	0
Related party transaction, description of terms			The Group entered into a one year revenue sharing arrangement with one equity investee	The Group entered into a one year revenue sharing arrangement with one equity investee
Related party transaction, amount of arrangement			¥ 100,000	$ 14,544
Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Cost of revenue to related party			126,644	18,420	0	0
Traffic Acquisition Service | Baidu
Related Party Transaction [Line Items]
Selling, general and administrative expenses to related party			¥ 0	$ 0	¥ 29,932	¥ 29,932
Capital contribution from parent company | $		$ 27,000
Proceeds from excess of fees over book value of favorable contract amount	¥ 104,200	$ 15,155
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares issued			2,876,391,396	2,876,391,396			36,860,691
Class B Ordinary Shares | Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Common stock, shares issued							36,860,691